Note 5 - Shareholders' Equity (Tables)	9 Months Ended
Sep. 30, 2021
Notes Tables
Share-based Payment Arrangement, Option, Activity [Table Text Block]
	Outstanding Options
	Number of Shares	Weighted Average Exercise Price (Per Share)
Balance at January 1, 2021	3,589,783	$0.36
Options granted	1,003,450	0.36
Options exercised	(797,306)	0.37
Options forfeited/expired	(596,354)	0.49
Balance at September 30, 2021	3,199,573	$0.33
Exercisable, September 30, 2021	1,685,462	$0.37
Vested and expected to vest	2,748,575	$0.34

Share-based Payment Arrangement, Expensed and Capitalized, Amount [Table Text Block]
	Three months ended September 30,		Nine months ended September 30,
	2021	2020	2021	2020
Type of awards:
Stock options	$26	$55	$107	$118
Restricted stock	-	2	-	12
	$26	$57	$107	$130

Income statement account:
Selling and marketing	$5	$36	$30	$52
General and administrative	21	21	77	78
	$26	$57	$107	$130

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
	Nine months ended September 30,
	2021	2020
Expected dividend yield	—	—
Expected stock price volatility	73.9%	73.1%
Risk-free interest rate	0.7%	0.7%
Expected term (in years)	5.8	5.4
Weighted-average grant date fair-value	$0.23	$0.14